PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2018
PROPERTY AND EQUIPMENT
Schedule of movement in property and equipment

The movement in property and equipment for the six and three-month periods ended June 30 included the following:

	Six-month period		Three-month period
	2018	2017	2018	2017

Cost of acquired assets	647	514	333	296
Net book value of assets disposed	44	23	20	12
Net loss on disposal of assets	37	9	20	2